Regulated Operations Plant and Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage	2.70%	2.70%	2.70%
Amortization of intangibles	$ 29.8	$ 17.3	$ 10.8
Short-term lease, terms less than one month, cost			66.4
Centuri
Public Utility, Property, Plant and Equipment [Line Items]
Lease remaining lease term (up to)	16 years			16 years
Lease renewal term (up to)	5 years			5 years
Lease termination period	1 year
Gas plant
Public Utility, Property, Plant and Equipment [Line Items]
Amortization of intangibles	$ 21.0	$ 17.7	$ 13.7
Gas, Transmission and Distribution Plant
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage				2.20%